RETIREMENT BENEFIT OBLIGATIONS - Schedule of Benefit Plan Member Life Expectancy (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Men | On valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	27 years 1 month 6 days	27 years
Men | 15 years after valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	28 years 1 month 6 days	28 years 1 month 6 days
Women | On valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	29 years 1 month 6 days	29 years
Women | 15 years after valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	30 years 3 months 18 days	30 years 2 months 12 days